Organization and Business Description (Details) $ / shares in Units, ¥ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 03, 2023 $ / shares shares	Sep. 27, 2020	Sep. 13, 2019	Aug. 13, 2019	Aug. 07, 2009 USD ($)	Aug. 07, 2009 CNY (¥)
Organization and Business Description (Details) [Line Items]
Registered capital							$ 880,000	¥ 6
Revenue-producing assets	$ 1,573,220	$ 1,626,516
Accumulated depreciation	997,068	934,222
Property, plant and equipment net	1,200,000
Ordinary shares (in Shares) | shares			3,390,000
Offering price per share (in Dollars per share) | $ / shares			$ 4
Deen Global [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage					100.00%	100.00%
Xinjiang United Family [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage				100.00%
Bakery production equipment [Member]
Organization and Business Description (Details) [Line Items]
Revenue-producing assets	441,722	422,226
Property, plant and equipment net	576,152	692,294
Office equipment and furniture [Member]
Organization and Business Description (Details) [Line Items]
Revenue-producing assets	73,201	75,555
Leasehold Improvements [Member]
Organization and Business Description (Details) [Line Items]
Revenue-producing assets	$ 1,058,297	$ 1,128,735